Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Condensed Consolidated Balance Sheets
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, number of shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	82,242,434	81,771,422	39,159,901
Common stock, shares outstanding	82,242,434	81,771,422	39,159,901
Exchangeable shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Exchangeable shares, shares issued	23,692,820	24,011,017	24,011,017
Exchangeable shares, share outstanding	23,692,820	24,011,017	24,011,017